Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Global Multi-Sector Bond Fund, Inc.
Prospectus Date	rr_ProspectusDate	Oct. 01, 2017
Document Creation Date	dei_DocumentCreationDate	Sep. 27, 2017